SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2021 and 2020:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of non-wholly-owned subsidiaries of the company:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Healthcare services operations	Healthscope Pty Ltd.	Australia	100%	100%	28%	28%
Infrastructure services
Nuclear technology services operations	Westinghouse Electric Company	United States	100%	100%	27%	27%
Industrials
Water and wastewater operations	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
The following tables present the gross assets and liabilities as at December 31, 2021 and 2020 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2021, 2020 and 2019 from the company’s investments in material non-wholly-owned subsidiaries:

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$2,483	$11,118	$2,313	$9,006	$5,944	$76	$219	$57	$(50)	$1,652

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$2,574	$11,531	$2,543	$9,522	$5,691	$49	$(222)	$37	$(257)	$1,479

	Year ended December 31, 2019
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$5,157	$1	$(193)	$(6)	$(326)	$1,768
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the company’s consolidated statements of financial position:

(US$ MILLIONS)	2021	2020
Non-controlling interests related to material non-wholly-owned subsidiaries
Business services	$889	$905
Infrastructure services	34	(213)
Industrials	729	787
Total non-controlling interests in material non-wholly-owned subsidiaries	$1,652	$1,479

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Right-of-use assets	Total assets
Gross carrying amount
Balance at January 1, 2020	$72	$2,253	$1,004	$535	$540	$4,404
Additions (cash and non-cash)	—	25	167	13	72	277
Dispositions	—	(2)	(64)	(21)	(62)	(149)
Acquisitions through business combinations	—	3	11	—	3	17
Transfers and assets reclassified as held for sale (1)	—	26	19	(73)	—	(28)
Foreign currency translation and other	14	290	55	22	15	396
Balance at December 31, 2020	$86	$2,595	$1,192	$476	$568	$4,917
Additions (cash and non-cash)	—	76	172	6	61	315
Dispositions	—	(9)	(119)	(3)	(24)	(155)
Transfers and assets reclassified as held for sale (1)	—	(4)	(2)	4	(1)	(3)
Foreign currency translation and other	(5)	(159)	(42)	(23)	(25)	(254)
Balances at December 31, 2021	$81	$2,499	$1,201	$460	$579	$4,820
Accumulated depreciation and impairment
Balance at January 1, 2020	$—	$(55)	(197)	(19)	(66)	(337)
Depreciation/depletion/impairment expense	—	(60)	(164)	(25)	(86)	(335)
Dispositions	—	4	37	10	36	87
Transfers and assets reclassified as held for sale (1)	—	16	(5)	7	—	18
Foreign currency translation and other	—	(12)	(15)	(2)	(3)	(32)
Balances at December 31, 2020 (2)	$—	$(107)	$(344)	$(29)	$(119)	$(599)
Depreciation/depletion/impairment expense	—	(67)	(171)	(19)	(84)	(341)
Dispositions	—	4	111	2	21	138
Transfers and assets reclassified as held for sale (1)	—	(16)	2	—	—	(14)
Foreign currency translation and other	—	8	10	2	12	32
Balance at December 31, 2021 (2)	$—	$(178)	$(392)	$(44)	$(170)	$(784)
Net book value
December 31, 2020	$86	$2,488	$848	$447	$449	$4,318
December 31, 2021	$81	$2,321	$809	$416	$409	$4,036
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(1)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 7 and Note 8 for additional information.
The right-of-use assets and assets subject to operating leases in which the company is a lessor by class of underlying asset as at December 31, 2021 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2021 are outlined below:

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Total
Lessee
Right-of-use assets	$2	$365	$42	$—	$409
Depreciation expense	—	(69)	(15)	—	$(84)
Lessor
Assets subject to operating leases	—	—	3	—	$3

	Year ended December 31, 2020
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Total
Lessee
Right-of-use assets	$1	$398	$49	$1	$449
Depreciation expense	—	(73)	(12)	(1)	$(86)
Lessor
Assets subject to operating leases	—	—	2	—	$2

Disclosure of detailed information about intangible asset amortization periods	Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 40 years
Brand names	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Proprietary technology	Up to 20 years
Product development costs	Up to 5 years

Explanation of measurement bases used in preparing financial statements	The table below summarizes the company’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the company
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
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(1) Derivatives are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of fair value hierarchy levels
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 -	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 -	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.